Pension benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension benefits
Pension benefits

The Company has several defined benefit pension plans covering substantially all Norwegian employees. All off the plans are administered by a life insurance company.

In June 2009 we introduced a defined contribution plan for all new Norwegian employees employed onshore. Under these plans , the Company contributes to the employee’s pension plan amounts ranging into five to eight percent of the employee’s annual salary. In April 2011, pension obligations and assets amounting to $11.9 million and $8.9 million, respectively, relating to North Atlantic’s management employees previously employed by Seadrill Management AS were transferred to the Company. The Company has included only period costs allocated from Seadrill as pension costs relating to these employees during the consolidated periods as these employees were a part of a pension scheme operated by Seadrill Management AS and therefore this scheme was treated as multi-employer scheme.

For onshore employees in Norway, continuing with the defined benefits plan, the primary benefits are retirement pension of approximately 66% of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66 percent of the total of 12 times the Norwegian Social Security Base. Most employees in this group may choose to retire at 62 years of age on a pre-retirement pension. Offshore employees in Norway have retirement and long-term disability pension of approximately 60% of salary at retirement age of 67. Offshore employees on mobile units may choose to retire at 60 years of age on a pre-retirement pension.

In addition, the Company has a defined contribution plan for all new onshore employees. Total payments to this plan were $0.9 million, $1.2 million and $0.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Annual pension cost

	Year ended December 31,
(In millions of U.S. dollars)	2014	2013	2012

Benefits earned during the year	16.6	14.9	11.2
Interest cost on prior years' benefit obligation	6.8	6.3	4.5
Gross pension cost for the year	23.4	21.2	15.7
Expected return on plan assets	(5.8)	(4.7)	(4.6)
Administration charges	0.9	0.5	0.3
Net pension cost for the year	18.5	17.0	11.4
Social security cost	2.6	2.4	1.6
Amortization of actuarial gains/losses	2.2	1.5	0.4
Amortization of prior service cost		(0.4)	(1.9)
Amortization of net transition assets	—		(0.2)
Total net pension cost	23.3	20.5	11.3

The funded status of the defined benefit plan

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Projected benefit obligations	186.5	176.1
Plan assets at market value	(113.8)	(125.8)
Accrued pension liability exclusive social security	72.7	50.3
Social security related to pension obligations	10.2	7.3
Accrued pension liabilities	82.9	57.6

Change in benefit obligations

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Benefit obligations at beginning of year	176.1	159.8
Interest cost	6.8	6.3
Current service cost	14.0	14.9
Benefits paid	(1.9)	(2.0)
Change in unrecognized actuarial loss	23.5	13.2
Transfer of members from Seadrill Management AS		(0.4)
Foreign currency translations	(32.0)	(15.7)
Benefit obligations at end of year	186.5	176.1

Change in pension plan assets

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Fair value of plan assets at beginning of year	125.8	115.8
Estimated return	4.9	4.5
Contribution by employer	16.9	18.5
Administration charges	(0.9)	(0.5)
Benefits paid	(2.0)	(1.9)
Change in unrecognized actuarial (loss) gain	(8.9)	0.1
Foreign currency translations	(22.0)	(10.7)
Fair value of plan assets at end of year	113.8	125.8

The accumulated benefit obligation for all defined benefit pension plans was $146 million and $128 million at December 31, 2014 and 2013, respectively.

Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. The Company periodically reviews the assumptions used, and adjusts them and the recorded liabilities as necessary.

The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating the Company's pension expense and liabilities. The Company evaluates assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, which are calculated utilizing the asset allocation classes held by the plan's portfolios. The discount rate is based on the covered bond rate in Norway. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.

Assumptions used in calculation of pension obligations	2014	2013	2012

Rate of compensation increase at the end of year	2.75%	3.75%	3.50%
Discount rate at the end of year	2.30%	4.00%	4.20%
Prescribed pension index factor	1.20%	1.40%	1.40%
Expected return on plan assets for the year	3.20%	4.40%	4.00%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.50%	3.50%	3.25%

The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, 2014 and 2013 was as follows:

Pension benefit plan assets	2014	2013

Equity securities	7.1%	4.2%
Debt securities	53.4%	55.7%
Real estate	15.0%	13.9%
Money market	22.4%	24.7%
Other	2.1%	1.5%
Total	100.0%	100.0%

The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. The Company diversifies its allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable. The estimated yearly return on pension assets was 3.2% in 2014 and 4.4% in 2013.

Cash flows - Contributions expected to be paid

The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2015-2024. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2014 and include estimated future employee services.

Years ending December 31, (In millions of U.S. dollars)
2015	11.4
2016	11.7
2017	12
2018	12.4
2019	12.7
2020-2024	69.2
Total payments expected during the next 10 years	129.4